LEASE INCOME (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
LEASE INCOME [Line Items]
Rent Revenue	$ 480,595	$ 20,273	$ 342,243	$ 6,750
Georgia [Member]
LEASE INCOME [Line Items]
Rent Revenue			70,716	6,750
Texas [Member]
LEASE INCOME [Line Items]
Rent Revenue			$ 271,527	$ 0